Derivative Instruments (Tables) - Centennial Resource Production, LLC (Centennial OpCo)	9 Months Ended
Sep. 30, 2016
Derivative Financial Instruments
Schedule of open crude oil derivative positions

	2016	2017
Crude Oil Swaps:
Notional volume (Bbl)	193,200	675,250
Weighted average floor price ($/Bbl)	$55.21	$50.41
Crude Oil Basis Swaps:
Notional volume (Bbl)	320,300	127,750
Weighted average floor price ($/Bbl)	$(0.45)	$(0.20)
Natural Gas Swaps:
Notional volume (MMBtu)	—	1,460,000
Weighted average floor price ($/MMBtu)	$—	$2.94

Summary of gross fair value of derivative assets and liabilities and effect of netting on consolidated and combined balance sheets

	September 30, 2016
				Net Amounts
				Presented on the
				Condensed
	Balance Sheet	Gross	Netting	Consolidated
	Classification	Amounts	Adjustments	Balance Sheets
	(in thousands)
Assets
Derivative instruments	Current assets	$2,642	$(1,024)	$1,618
Derivative instruments	Noncurrent assets	277	(32)	245
Total assets		$2,919	$(1,056)	$1,863
Liabilities
Derivative instruments	Current liabilities	$1,011	$(11)	$1,000
Derivative instruments	Noncurrent Liabilities	659	(102)	557
Total liabilities		$1,670	$(113)	$1,557

	December 31, 2015
				Net Amounts
				Presented on the
				Condensed
	Balance Sheet	Gross	Netting	Consolidated
	Classification	Amounts	Adjustments	Balance Sheets
	(in thousands)
Assets
Derivative instruments	Current assets	$19,469	$(426)	$19,043
Derivative instruments	Noncurrent assets	2,071	(1)	2,070
Total assets		$21,540	$(427)	$21,113

Schedule of gains and losses for derivative instruments not designated as hedges

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	(in thousands)
	2016	2015	2016	2015
Loss (gain) on derivative instruments	$(1,741)	$(13,344)	$4,184	$(12,320)